Quarterly Holdings Report
for
Fidelity® Growth Strategies K6 Fund
August 31, 2022
FEGK6-NPRT3-1022
1.9883992.105
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.8%
Pinterest, Inc. Class A (a)	44,000	1,013,760
CONSUMER DISCRETIONARY - 12.8%
Distributors - 2.2%
Genuine Parts Co.	6,100	951,661
LKQ Corp.	4,127	219,639
Pool Corp.	4,900	1,662,031
		2,833,331
Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. (a)	840	1,341,312
Choice Hotels International, Inc.	5,100	585,021
Churchill Downs, Inc.	6,927	1,365,242
Domino's Pizza, Inc.	2,300	855,278
		4,146,853
Household Durables - 0.9%
NVR, Inc. (a)	102	422,286
Tempur Sealy International, Inc.	30,500	762,805
		1,185,091
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	8,000	353,040
Multiline Retail - 0.5%
Dollar General Corp.	3,000	712,260
Specialty Retail - 5.7%
AutoZone, Inc. (a)	1,510	3,200,007
O'Reilly Automotive, Inc. (a)	2,750	1,917,080
Tractor Supply Co.	10,700	1,981,105
Williams-Sonoma, Inc.	2,026	301,368
		7,399,560
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	300	96,471
TOTAL CONSUMER DISCRETIONARY		16,726,606
CONSUMER STAPLES - 2.3%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	10,197	741,322
Food Products - 1.5%
Bunge Ltd.	7,847	778,187
Darling Ingredients, Inc. (a)	16,000	1,216,960
		1,995,147
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,020	259,468
TOTAL CONSUMER STAPLES		2,995,937
ENERGY - 4.9%
Energy Equipment & Services - 1.1%
Halliburton Co.	47,100	1,419,123
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	200	8,016
Coterra Energy, Inc.	30,000	927,300
Hess Corp.	13,500	1,630,530
Occidental Petroleum Corp.	10,700	759,700
PDC Energy, Inc.	24,800	1,684,168
		5,009,714
TOTAL ENERGY		6,428,837
FINANCIALS - 7.5%
Capital Markets - 6.5%
Ameriprise Financial, Inc.	5,300	1,420,453
LPL Financial	3,770	834,414
MarketAxess Holdings, Inc.	3,000	745,770
Moody's Corp.	1,100	312,972
MSCI, Inc.	6,700	3,009,908
Nordnet AB	9,690	116,580
Raymond James Financial, Inc.	13,100	1,367,247
S&P Global, Inc.	1,325	466,639
T. Rowe Price Group, Inc.	500	60,000
Tradeweb Markets, Inc. Class A	1,736	120,808
		8,454,791
Insurance - 1.0%
Arthur J. Gallagher & Co.	7,700	1,398,089
TOTAL FINANCIALS		9,852,880
HEALTH CARE - 20.2%
Biotechnology - 1.3%
Exelixis, Inc. (a)	51,300	910,062
Horizon Therapeutics PLC (a)	13,745	813,841
		1,723,903
Health Care Equipment & Supplies - 5.1%
DexCom, Inc. (a)	26,500	2,178,565
Edwards Lifesciences Corp. (a)	3,600	324,360
IDEXX Laboratories, Inc. (a)	1,700	590,954
Intuitive Surgical, Inc. (a)	800	164,592
ResMed, Inc.	15,500	3,408,760
		6,667,231
Health Care Providers & Services - 3.9%
Laboratory Corp. of America Holdings	4,000	901,080
McKesson Corp.	4,100	1,504,700
Molina Healthcare, Inc. (a)	4,600	1,551,902
Tenet Healthcare Corp. (a)	19,000	1,073,500
		5,031,182
Health Care Technology - 2.4%
Doximity, Inc. (a)(b)	43,300	1,437,127
Veeva Systems, Inc. Class A (a)	8,500	1,694,220
		3,131,347
Life Sciences Tools & Services - 7.5%
Charles River Laboratories International, Inc. (a)	10,600	2,175,650
IQVIA Holdings, Inc. (a)	8,400	1,786,344
Mettler-Toledo International, Inc. (a)	2,752	3,336,690
Waters Corp. (a)	500	149,300
West Pharmaceutical Services, Inc.	8,000	2,373,520
		9,821,504
TOTAL HEALTH CARE		26,375,167
INDUSTRIALS - 16.7%
Aerospace & Defense - 1.1%
TransDigm Group, Inc.	2,348	1,409,716
Building Products - 3.6%
Builders FirstSource, Inc. (a)	21,800	1,277,698
Carlisle Companies, Inc.	5,700	1,685,262
Carrier Global Corp.	33,900	1,326,168
Fortune Brands Home & Security, Inc.	6,700	411,581
		4,700,709
Commercial Services & Supplies - 3.9%
Cintas Corp.	6,200	2,522,408
Copart, Inc. (a)	18,563	2,221,063
Tetra Tech, Inc.	2,200	298,782
		5,042,253
Construction & Engineering - 1.0%
Quanta Services, Inc.	9,369	1,323,840
Electrical Equipment - 1.3%
AMETEK, Inc.	7,858	944,217
Atkore, Inc. (a)	9,400	793,454
		1,737,671
Machinery - 2.6%
Cummins, Inc.	3,900	839,943
IDEX Corp.	3,869	778,481
Otis Worldwide Corp.	10,813	780,915
Toro Co.	12,300	1,020,039
		3,419,378
Professional Services - 1.3%
Booz Allen Hamilton Holding Corp. Class A	4,079	390,360
CoStar Group, Inc. (a)	7,748	539,571
FTI Consulting, Inc. (a)	4,300	690,580
		1,620,511
Road & Rail - 1.9%
Old Dominion Freight Lines, Inc.	9,171	2,489,101
TOTAL INDUSTRIALS		21,743,179
INFORMATION TECHNOLOGY - 30.6%
Electronic Equipment & Components - 2.8%
Amphenol Corp. Class A	22,522	1,656,043
Keysight Technologies, Inc. (a)	11,300	1,851,957
Zebra Technologies Corp. Class A (a)	500	150,820
		3,658,820
IT Services - 3.2%
Adyen BV (a)(c)	7	10,802
EPAM Systems, Inc. (a)	7,600	3,241,400
Genpact Ltd.	4,700	220,806
SS&C Technologies Holdings, Inc.	12,100	674,696
		4,147,704
Semiconductors & Semiconductor Equipment - 8.9%
ASM International NV (Netherlands)	409	111,429
Broadcom, Inc.	611	304,956
Entegris, Inc.	27,000	2,561,760
KLA Corp.	2,100	722,673
Lam Research Corp.	750	328,433
Marvell Technology, Inc.	6,200	290,284
Monolithic Power Systems, Inc.	3,600	1,631,448
NXP Semiconductors NV	2,900	477,282
onsemi (a)	56,000	3,851,120
SolarEdge Technologies, Inc. (a)	4,680	1,291,540
		11,570,925
Software - 15.7%
Adobe, Inc. (a)	715	267,010
ANSYS, Inc. (a)	5,400	1,340,820
Atlassian Corp. PLC (a)	1,700	421,022
Cadence Design Systems, Inc. (a)	27,500	4,778,673
Citrix Systems, Inc.	9,500	976,315
Fortinet, Inc. (a)	66,400	3,233,016
Intuit, Inc.	783	338,084
NortonLifeLock, Inc.	30,205	682,331
Paycom Software, Inc. (a)	4,700	1,650,640
Roper Technologies, Inc.	800	322,064
Synopsys, Inc. (a)	10,500	3,633,210
The Trade Desk, Inc. (a)	41,900	2,627,130
Zoom Video Communications, Inc. Class A (a)	2,800	225,120
		20,495,435
TOTAL INFORMATION TECHNOLOGY		39,872,884
MATERIALS - 2.8%
Chemicals - 1.6%
LyondellBasell Industries NV Class A	9,500	788,500
Sherwin-Williams Co.	1,123	260,648
The Chemours Co. LLC	28,500	961,305
		2,010,453
Metals & Mining - 1.2%
Steel Dynamics, Inc.	19,700	1,590,184
TOTAL MATERIALS		3,600,637
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	1,018	331,105
TOTAL COMMON STOCKS (Cost $89,704,184)		128,940,992

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	1,614,654	1,614,977
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	944,206	944,300
TOTAL MONEY MARKET FUNDS (Cost $2,559,277)		2,559,277

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $92,263,461)	131,500,269
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,020,450)
NET ASSETS - 100.0%	130,479,819

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,802 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,812,135	50,933,963	52,131,121	19,935	-	-	1,614,977	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	-	11,298,592	10,354,292	810	-	-	944,300	0.0%
Total	2,812,135	62,232,555	62,485,413	20,745	-	-	2,559,277

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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